Leases (Tables)	12 Months Ended
Apr. 30, 2025
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2026	2,695
2027	2,692
2028	2,685
2029	2,366
2030	1,682
More than 5 years	4,514
Total minimum lease payments	16,634
Less: imputed interest	(3,231)
Total present value of minimum lease payments	13,403
Less: Current portion	(1,850)
Non-current portion	11,553

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as of April 30, 2025 is as follows:

Right-of-use asset type	No. of right-of- use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	3.7 - 8.7 years	6.6 years	1	—	3	3
Automobiles	4	1.7 - 4.5 years	3.7 years	—	—	4	4
Lab equipment	1	4.8 years	4.8 years	—	1	1	1

Schedule of Changes in the Value of Right-of-Use Assets

The changes in the value of right-of-use assets during the years ended April 30, 2025 and 2024 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2023	9,085	167	—	9,252
Additions	7,826	1	—	7,827
Disposals	(1,634)	—	—	(1,634)
Foreign exchange	(133)	(3)	—	(136)
Balance, April 30, 2024	15,144	165	—	15,309
Additions	210	207	578	995
Disposals	—	(99)	—	(99)
Foreign exchange	820	18	—	838
Balance, April 30, 2025	16,174	291	578	17,043

Accumulated Depreciation:
Balance, April 30, 2023	1,752	57	—	1,809
Depreciation	1,723	56	—	1,779
Disposals	(1,606)	—	—	(1,606)
Foreign exchange	(38)	(1)	—	(39)
Balance, April 30, 2024	1,831	112	—	1,943
Depreciation	1,922	67	13	2,002
Disposals	—	(99)	—	(99)
Foreign exchange	158	7	—	165
Balance, April 30, 2025	3,911	87	13	4,011

Net Book Value:
April 30, 2024	13,313	53	—	13,366
April 30, 2025	12,263	204	565	13,032

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the years ended April 30, 2025, 2024 and 2023 are as follows:

(in thousands)	2025 $	2024 $	2023 $
Leases of low value assets	21	7	40
Variable lease payments	567	467	215
	588	474	255